UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               ------------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Jabre Capital Partners S.A.
Address:          1 Rue des Moulins
                  1204 Geneva, Switzerland


Form 13F File Number:          028-13038
                     -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Emma Love
Title:            Head of Compliance
Phone:            + 41 22 556 2255

Signature, Place and Date of Signing:


          /s/ Emma Love                Geneva, Switzerland     February 17, 2009
-------------------------------      -----------------------   ---------------
            [Signature]                   [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
                                                          -------------------

Form 13F Information Table Entry Total:                           26
                                                          -------------------

Form 13F Information Table Value Total:                        $128,239
                                                          -------------------
                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         None

                                                      JABRE CAPITAL PARTNERS S.A.
                                                               FORM 13F
                                                  QUARTER ENDED DECEMBER 31, 2008

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                                CLASS                     VALUE     SHRS OR     SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE            CUSIP   (X$1,000)  PRN AMT     PRN CALL  DISCRETION MANAGERS   SOLE   SHARED  NONE
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
AFFYMETRIX INC                  NOTE 3.500% 1/1  00826TAG3   2,216   5,500,000  PRN       SOLE                                 NONE
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ALLERGAN INC                    NOTE 1.500% 4/0  018490AL6     498     500,000  PRN       SOLE                                 NONE
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ALTERNATIVE ASSET MGMT ACQU     *W EXP 08/01/201 02149U119  10,233   1,107,500  SH        SOLE                1,107,500
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AMDOCS LTD                      NOTE 0.500% 3/1  02342TAD1     494     500,000  PRN       SOLE                                 NONE
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CENTRAL EUROPEAN DIST CORP      NOTE 3.000% 3/1  153435AA0   8,747  16,500,000  PRN       SOLE                                 NONE
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CHENIERE ENERGY INC             NOTE 2.250% 8/0  16411RAE9   2,583  15,000,000  PRN       SOLE                                 NONE
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY CONVERSION DEVICES IN    NOTE 3.000% 6/1  292659AA7   3,759   7,500,000  PRN       SOLE                                 NONE
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EQUINIX INC                     NOTE 3.000%10/1  29444UAG1   6,138  10,500,000  PRN       SOLE                                 NONE
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GENERAL MTRS CORP               COM              370442105     444     138,700  SH  CALL  SOLE                  138,700
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INTEL CORP                      SDCV 2.950%12/1  458140AD2   6,477   7,500,000  PRN       SOLE                                 NONE
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INVERNESS MED INNOVATIONS IN    NOTE 3.000% 5/1  46126PAD8   9,862  15,000,000  PRN       SOLE                                 NONE
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ISHARES TR                      MSCI EMERG MKT   464287234   2,122      85,000  SH        SOLE                   85,000
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ISHARES TR                      MSCI EMERG MKT   464287234   7,491     300,000  SH  CALL  SOLE                  300,000
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JA SOLAR HOLDINGS CO LTD        SPON ADR         466090107     437     100,000  SH        SOLE                  100,000
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KING PHARMACEUTICALS INC        NOTE 1.250% 4/0  495582AJ7   3,709   5,000,000  PRN       SOLE                                 NONE
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LDK SOLAR CO LTD                SPONSORED ADR    50183L107     656      50,000  SH        SOLE                   50,000
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MEDTRONIC INC                   NOTE 1.500% 4/1  585055AL0     472     500,000  PRN       SOLE                                 NONE
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MOTOROLA INC                    COM              620076109   1,772     400,000  SH  CALL  SOLE                  400,000
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OMNICARE CAP TR II              PFD B TR 4.00%   68214Q200   7,200     200,000  PRN       SOLE                                 NONE
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PROSHARES TR                    PSHS ULTRA FINL  74347R743     302      50,000  SH        SOLE                   50,000
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RELIANT ENERGY INC              COM              75952B105   1,879     325,000  SH  CALL  SOLE                  325,000
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SYBASE INC                      NOTE 1.750% 2/2  871130AB6  22,130  20,000,000  PRN       SOLE                                 NONE
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TESORO CORP                     COM              881609101   5,136     390,000  SH        SOLE                  390,000
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TEVA PHARMACEUTICAL FIN CO B    NOTE 1.750% 2/0  88165FAA0     552     500,000  PRN       SOLE                                 NONE
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WAL MART STORES INC             COM              931142103  22,424     400,000  SH  PUT   SOLE                  400,000
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WYETH                           DBCV 1/1         983024AD2     506     500,000  PRN       SOLE                                 NONE
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